TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax:

Commencing 2012, NICE Ltd. and its Israeli subsidiary elected the Preferred Enterprise regime to apply under the Law for the Encouragement of Capital Investments (the “Investment Law”). The election is irrevocable. Under the Preferred Enterprise Regime, from 2015 through 2016, NICE Ltd. and its Israeli subsidiary's entire preferred income was subject to the tax rate of 16%.

In December 2016, the Israeli Knesset passed a number of changes to the Investments Law regimes. These changes came into law in May 2017, retroactively effective beginning January 1, 2017, upon the passing into law of Regulations promulgated by the Finance Ministry to implement the “Nexus Principles” based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Such Regulations provide rules for implementation of the new beneficial Preferred Technology Enterprise tax regime.

The Company believes it qualifies in tax year 2017 as a Preferred Technology Enterprise and accordingly be eligible for a tax rate of 12% on its preferred technology income, as defined in such regulations, beginning from tax year 2017 and onwards. The Company expects that it will qualify as a Preferred Technology Enterprise in 2018 and subsequent tax years.

Income not eligible for Preferred Enterprise or Preferred Technology Enterprise benefits is taxed at the regular corporate tax rate, which is 24% in 2017, was 25% in 2016 and 26.5% in 2015. This rate is further scheduled to be reduced to 23% in 2018 and thereafter.

Prior to 2012, most of NICE Ltd. and its Israeli subsidiary's income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company was subject to reduced corporate tax rates ordinarily applicable to such income under the Investment Law. Currently, income subjected to a reduced tax rate under the Preferred Enterprise and Preferred Technology Enterprise Regime will be freely distributable as dividends, subject to a 20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from such Preferred Income to an Israeli company, no withholding tax will be imposed.

Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013 to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Investment Law accumulated by the company until December 31, 2011 is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over a five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election. The election did not require the actual distribution of these previously tax-exempted earnings.

In September 2013, the Company made the election and duly released all of NICE and its Israeli subsidiary’s tax-exempted income through 2011 related to their various pre 2012 programs under the Investment Law. As a result of the election and the related settlement of a routine multi-year tax audit, the Company recorded an expense of $19,200 and paid an amount of approximately $32,000. The Company believes that it has fulfilled its commitment to make certain investments in "industrial projects" (as defined in the Law), as was required to be completed by December 31, 2017. Additionally, the Company believes that this commitment has already been fulfilled during 2013 as part of its existing investment plans. Further to the election, NICE no longer has a tax liability upon future distributions of its tax-exempted earnings, while the Israeli subsidiary may have a tax liability upon future distributions only with respect to its 2012 tax-exempted earnings.

2.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, NICE and its Israeli subsidiary calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into New Israeli Shekels according to the exchange rate as of December 31st of each year.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

NICE and its Israeli subsidiary believe they currently qualify as an "Industrial Company" as defined by the above law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over 8 years.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. The Company's consolidated tax rate depends on the geographical mix of where its profits are earned. Primarily, in 2017, the Company's U.S. subsidiaries are subject to combined federal and state income taxes of approximately 39% and its subsidiaries in the U.K. are subject to corporation tax at a rate of approximately 19%. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As of December 31, 2017, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $ 349,888 with a corresponding unrecognized deferred tax liability of $ 64,144. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	U.S. Tax Reform:

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “U.S. Tax Reform”); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% to 21% effective for tax years beginning after December 31, 2017; (ii) a partial limitation on the tax deductibility of business interest expense; (iii) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a territorial system (along with certain rules designed to prevent erosion of the U.S. income tax base) and (iv) a one-time deemed repatriation tax on accumulated offshore earnings held in cash and illiquid assets, with the latter taxed at a lower rate.

Due to the timing of the enactment and the complexity involved in applying the provisions of the U.S. Tax Reform, the Company has made reasonable estimates of the effects and recorded provisional amounts in the financial statements as of December 31, 2017. As the Company collects and prepares necessary data, and interprets the U.S. Tax Reform and any additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies, the Company may make adjustments to the provisional amounts. Those adjustments may impact the Company's provision for income taxes and effective tax rate in the period in which the adjustments are made. The accounting for the tax effects of the U.S. Tax Reform will be completed in 2018 with accordance with SAB 118.

Provisional amounts for the following income tax effects of the U.S. Tax Reform have been recorded as of December 31, 2017 and are subject to change during 2018.

Deferred tax effects

As a result of the U.S. Tax Reform and the reduced U.S. corporate income tax rate, the Company has remeasured its deferred taxes as of December 31, 2017 to reflect the reduced rate that will apply in future periods, when these deferred taxes are settled or realized. The remeasurement resulted in the Company’s recognition of a deferred tax benefit of $31,000.

As the Company completes its analysis of the U.S. Tax Reform and incorporates additional guidance that may be issued by the U.S. Treasury Department, the IRS or other standard-setting bodies, the Company may identify additional effects not reflected as of December 31, 2017.

d.	Net operating loss carryforward:

As of December 31, 2017, the Company and certain of its subsidiaries had tax loss carry-forwards totaling in aggregate approximately $335,360 which can be carried forward and offset against taxable income. Approximately $69,053 of these carry-forward tax losses have no expiration date, with the balance expiring between 2018 and 2037.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses increasing taxes before utilization.

e.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2017	2016
Deferred tax assets:
Net operating losses carryforward and tax credits	$79,196	$82,243
Share based payments	16,142	17,299
Research and development costs	3,606	4,246
Reserves, allowances and other	8,915	8,507

Deferred tax assets before valuation allowance	107,859	112,295
Valuation allowance	(8,853)	(8,839)

Deferred tax assets	99,006	103,456

Deferred tax liabilities:
Acquired intangibles	(142,352)	(231,645)
Acquired deferred revenue	(2,600)	(4,670)

Deferred tax liabilities	(144,952)	(236,315)

Deferred tax liabilities, net	$(45,946)	$(132,859)

	December 31,
	2017	2016

Deferred tax assets	$11,850	$14,093
Deferred tax liabilities	(57,796)	(146,952)

Deferred tax liabilities, net	$(45,946)	$(132,859)

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning their realization.

f.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2017	2016	2015

Income before taxes on income, as reported in the consolidated statements of income	$129,660	$144,481	$171,410

Statutory tax rate in Israel	24.0%	25.0%	26.5%
Preferred Enterprise benefits (*)	(16.8%)	(8.9%)	(6.1%)
Changes in valuation allowance	0.0%	1.0%	(0.4%)
Earnings taxed under foreign law	(4.6%)	(7.7%)	(4.0%)
Tax settlements and other adjustments	14.3%	5.8%	1.1%
U.S. Tax Reform one-time adjustment	(23.9%)	-	-
Other	(3.5%)	(0.4%)	0.9%

Effective tax rate	(10.5%)	14.8%	18.0%

(*)	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

	Year ended December 31,
	2017	2016	2015

Basic	$0.36	$0.22	$0.18

Diluted	$0.35	$0.21	$0.17

g.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Domestic	$188,070	$131,111	$122,952
Foreign	(58,410)	13,370	48,458

	$129,660	$144,481	$171,410

h.         Taxes on income (tax benefit) are comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current	$57,174	$47,318	$23,978
Deferred	(70,805)	(25,906)	6,854

	$(13,631)	$21,412	$30,832

Domestic	$27,673	$28,097	$24,812
Foreign	(41,304)	(6,685)	6,020

	$(13,631)	$21,412	$30,832

Of which:

	Year ended December 31,
	2017	2016	2015

Domestic taxes:
Current	$22,808	$27,932	$14,860
Deferred	4,865	165	9,952

	27,673	28,097	24,812
Foreign taxes:
Current	34,366	19,386	9,118
Deferred	(75,670)	(26,071)	(3,098)

	(41,304)	(6,685)	6,020

Taxes on income (tax benefit)	$(13,631)	$21,412	$30,832

i.          Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2017	2016

Uncertain tax positions, beginning of year	$26,659	$18,236
Increases in tax positions for prior years	5,105	2,147
Increases in tax positions for current year	15,140	9,926
Settlements	-	(1,331)
Expiry of the statute of limitations	(2,920)	(2,319)

Uncertain tax positions, end of year	$43,984	$26,659

All the Company's unrecognized tax benefits would, if recognized, reduce the Company's annual effective tax rate. The Company has further accrued $1,262 and $206 due to interest and penalties related to uncertain tax positions as of December 31, 2017 and 2016 respectively.

During 2017, prior tax years in the US and the United Kingdom were closed by way of the expiration of the statute of limitations. The Company is currently in the process of routine Israeli income tax audits for the tax years 2013 through 2015. The U.S. subsidiaries are currently in the process of a routine Internal Revenue Service audit of the tax year 2014 consolidated U.S. Federal tax return. As of December 31, 2017, the Company or its subsidiaries are still subject to U.S. federal income tax audits for the tax years of 2014 through 2016 and to other income tax audits for the tax years of 2012 through 2016.